Note 11 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended
	May 11, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 23, 2017
Stock Issued During Period, Shares, Warrants Exercised			983,334
Proceeds from Warrant Exercises			$ 49,167
Subsequent Event [Member]
Stock Issued During Period, Shares, Warrants Exercised		2,500,000		983,334
Proceeds from Warrant Exercises		$ 100,000		$ 49,167
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	1,000
Stock Issued During Period, Value, New Issues	$ 1,000,000
Convertible Preferred Stock, Shares Issued upon Conversion	66,666.67
Convertible Preferred Stock, Total Shares Issued upon Conversion	66,666,667